FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

NOTE 26 – FINANCIAL RISK MANAGEMENT

Financial risk factors

Telecom and its subsidiaries are exposed to the following financial risks in the ordinary course of its business operations:

•	Market risk: stemming from change in exchange rates and interest rates in connection with financial assets that have been originated and financial liabilities that have been assumed;
•	Credit risk: representing the risk of the non-fulfillment of the obligations undertaken by the counterpart regarding the operations of Telecom;
•	Liquidity risk: connected with the need to meet short-term financial commitments.

These financial risks are managed by:

•	The definition of guidelines for directing operations;
•	The activity of the Board of Directors and Management which monitors the level of exposure to mentioned risks consistently with prefixed general objectives;
•	The identification of the most suitable financial instruments, including derivatives, to reach prefixed objectives;
•	The monitoring of the results achieved.

The policies to manage and the sensitivity analyses of the above financial risks by Telecom are described below.

Market risk

One of the main Telecom’s market risks is its exposure to changes in foreign currency exchange rates in the markets in which it operates.

Foreign currency risk is the risk that the future fair values or cash flows of a financial instrument may fluctuate due to exchange rate changes.

Telecom has great part of its commercial debt nominated in US$ and other currencies. Additionally, holds part of its financial debt is denominated in US$.

The financial risk management policies of Telecom are directed towards diversifying market risks by the acquisition of goods and services in the functional currency and minimizing interest rate exposure by an appropriate diversification of the portfolio. This may also be achieved by using carefully selected derivative financial instruments to mitigate long-term positions in foreign currency and/or adjustable by variable interest rates. For more information, see Note 22 to these consolidated financial statements.

Additionally, Telecom and its subsidiaries have cash and cash equivalents and investments mostly denominated in foreign currency that are also sensitive to changes in peso/dollar exchange rates and contribute to reduce the exposure to trade payables in foreign currency.

Financial assets and liabilities denominated in foreign currencies

Financial assets and liabilities denominated in foreign currencies as of December 31, 2020 and 2019, are the following:

	2020	2019
	In equivalent millions of Argentine pesos
Assets	20,644	42,816
Liabilities	(206,279)	(230,242)
Liabilities Net	(185,635)	(187,426)

In order to reduce this net position in foreign currency Telecom has NDF as of December 31, 2020 amounting to US$117 million, therefore, the net liability not hedged amounts to US$2,088 million as of that date.

Exchange rate risk – Sensitivity analysis

Based on the composition of the consolidated statement of financial position as of December 31, 2020, which is a not hedged net liability position in foreign currency of US$2,088 million, Management estimates that a variation in the U.S. dollar exchange rate of approximately 10%, plus or minus, would result in a variation of approximately $17,571 of the consolidated amounts of foreign currency position.

This analysis is based on the assumption that this variation of the Argentine peso occurred at the same time against all other currencies.

This sensitivity analysis provides only a limited, point-in-time view of the market risk sensitivity of certain of the financial instruments. The actual impact of market foreign exchange rate changes on the financial instruments may differ significantly from the impact shown in the sensitivity analysis.

Interest rate risk – Sensitivity analysis

Within its structure of financial debt, Telecom and its subsidiaries have bank overdrafts denominated in Argentine pesos accruing interest at rates that are reset at maturity, notes at fixed rates and bank loans and with other financial entities denominated in Argentine pesos, U.S. dollar and Guaraníes that bear interest at fixed and variable rates. For further information, see Note 13 to these consolidated financial statemnets.

The Company has financial debts at variable rate, which amounts approximately to $100,366 as of December 31, 2020. In order to reduce the effect of changes in interest rates, Telecom has NDF that amounts to $18,513 as of December 31, 2020, that convert variable rates into fixed rates. Therefore, the net financial debt not hedged amounts to $81,853 as of December 31, 2020. Management believes that any variation of 100 bps in the agreed interest rates would become in a following result of $819.

This analysis is based on the assumption that this change in interest rates occurs at the same time and for the same periods.

This sensitivity analysis provides only a limited point of view of the sensitivity to market risk of certain financial instruments. The actual impact of changes in interest rates of financial instruments may differ significantly from this estimate.

Credit risk

Credit risk represents Telecom's exposure to possible losses arising from the failure of commercial or financial counterparts to fulfill their assumed obligations. Such risk stems principally from economic and financial factors that could affect to our debtors.

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions.

Telecom's maximum theoretical exposure to credit risk is represented by the carrying amount of the financial assets and trade receivables, net recorded in the consolidated statement of financial position.

				Other
	Cash and cash		Trade	receivables,
Date due	equivalents	Investments	receivables, net	net	Total
Total due	—	—	9,657	21	9,678
Total not due	18,527	6,667	9,358	1,456	36,008
Total as of December 31, 2020	18,527	6,667	19,015	1,477	45,686

The accruals to the allowance for doubtful accounts are recorded: (i) for an exact amount on credit positions that present an element of individual risk (bankruptcy, customers under legal proceedings with the Company); and (ii) on credit positions that do not present such characteristics, by customer segment considering the aging of the accounts receivable balances, expected credit losses, customer creditworthiness and changes in the customer payment terms. Total overdue balances not covered by the allowance for doubtful accounts amount to $9,657 as of December 31, 2020 ($11,272 as of December 31, 2019).

Regarding the credit risk relating to the asset included in the “Net financial debt or asset”, it should be noted that Telecom evaluates the outstanding credit of the counterparty and the levels of investment, based, among others, on their credit rating and the equity size of the counterparty. In order to minimize credit risk, Telecom also pursues a diversification policy for its investments of liquidity with leading high-credit-quality banking and financial institutions and generally for short-term periods. Consequently, there are no significant positions with any one single counterpart.

Telecom serves a wide range of customers, including residential customers, businesses and governmental agencies. As such, Telecom's account receivables are not subject to significant concentration of credit risk.

Liquidity risk

Liquidity risk represents the risk that Telecom and its subsidiaries have no funds to accomplish its obligations of any nature (labor, commercial, fiscal and financial, among others).

Telecom and its subsidiaries' working capital breakdown and their main variations are disclosed below:

	2020	2019	Variation
Trade receivables	18,956	23,096	(4,140)
Other receivables (not considering financial NDF)	5,514	6,027	(513)
Inventories	3,722	4,373	(651)
Current liabilities (not considering financial debt)	(64,448)	(69,025)	4,577
Operative working capital	(36,256)	(35,529)	(727)
Over revenues	12.0%	11.0%

Cash and cash equivalents	18,527	34,827	(16,300)
Financial NDF	2	222	(220)
Investments	6,542	584	5,958
Current financial debt	(41,602)	(48,031)	6,429
Net Current financial (liability) asset	(16,531)	(12,398)	(4,133)

Negative operating working capital (current assets - current liabilities)	(52,787)	(47,927)	(4,860)
Liquidity rate	0.50	0.59	(0.09)

Telecom and its subsidiaries have a typical working capital structure corresponding to a company with intensive capital that obtains spontaneous financing from its suppliers (especially PP&E) for longer terms than those it provides to its customers. According to this, the negative operating working capital amounted to $52,787 as of December 31, 2020 (increasing $4,860 vs. December 31, 2019).

During years ended December 31, 2020 and 2019, Telecom continued obtaining funds from the financial market  used to pay its investments, operative working capital, and other corporative expenses and refinancing part of its financial debts in the framework of its permanent policy of optimizing the term, rate and structure of its financial debts.

Telecom has an excellent credit rating and has several financing sources and several offers from first-class international institutions to diversify its current funding structure, which includes accessing to domestic and international capital market and obtaining competitive bank loans in what relates to terms and financial costs. For further information on bank loans agreements, bank loans payments and bank loans restructured, see Note 13 to these consolidated financial statements.

The Company’s management evaluates the national and international macroeconomic context to take advantage of market opportunities that allows it preserving its financial health for the benefit of its investors.

Telecom manages its cash and cash equivalents and its financial assets trying to match the term of investments with those of its obligations. Cash and cash equivalents position is invested in highly liquid short-term instruments.

Telecom maintains a liquidity policy that includes cash through its normal course of business. Telecom and its subsidiaries have consolidated cash and cash equivalents amounting to $18,527 (equivalent to US$220 million) as of December 31, 2020 (as of December 31, 2019 amounted to US$429 million). Telecom has bank credits and a program of Notes (See Note 13) that allow to finance its short-term obligations and an investment plan in addition to the operative cash flow for the next years.

The table below contains a breakdown of financial liabilities into relevant maturity groups based on the remaining period at the date of the consolidated statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

			Salaries and
			social
	Trade	Financial	security	Leases	Other
Maturity Date	payables	Debt	payables	liabilities	liabilities	Total
Due	2,816	—	—	—	—	2,816
January 2021 thru December 2021	36,542	44,774	14,358	3,595	423	99,692
January 2022 thru December 2022	1,774	53,313	407	2,393	52	57,939
January 2023 thru December 2023	398	53,424	270	1,735	—	55,827
January 2024 and thereafter	276	88,847	259	3,614	—	92,996
	41,806	240,358	15,294	11,337	475	309,270

Capital management

The primary objective of Telecom's capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholder value.

Telecom manages its capital structure and makes adjustments considering the business evolution and changes in the macroeconomic conditions.

To maintain or adjust the capital structure, the company may adjust the dividend payment to shareholders and the level of indebtedness.

The company does not have to comply with regulatory capital adequacy requirements.